LOAN PAYABLE (Narrative) (Details)	1 Months Ended		12 Months Ended
	Oct. 25, 2022 GBP (£)	Oct. 25, 2022 USD ($)	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 GBP (£)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 GBP (£)	Nov. 30, 2022 USD ($)
Loans Payable [Line Items]
Borrowing costs recognised as expense			$ 18,000
Interest payable			3,000
Proceeds from loans receivable			105,000
Tetra [Member]
Loans Payable [Line Items]
Latter of outstanding loan						£ 13,253	$ 21,461
Remaining acquisition related cost	£ 140,000	$ 222,771		£ 140,000	$ 222,771
Third Party [Member]
Loans Payable [Line Items]
Current borrowings			127,019
Borrowing costs recognised as expense			75,000
Interest payable			$ 4,019
Borrowings, interest rate			12.00%			12.00%	12.00%
Another Third Party [Member]
Loans Payable [Line Items]
Borrowing costs recognised as expense			$ 30,000
Interest payable			$ 3,000
Borrowings, interest rate			10.00%			10.00%	10.00%